Note 16. Subsequent Event (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from non-interest bearing advances from related parties		$ 0	$ 15,000
Subsequent Event | President | Advance 1
Lien Amount	$ 200,000
Short-term Debt, Terms	advanced by the Chairman on behalf of the Company, on the following terms and conditions, namely, that (i) the advance constitutes a lien on the Diamondhead Property with interest at 15% per annum; (ii) that the full interest of 15% per annum is payable during any calendar year in which all or part of the amount advanced is due and owing or interest due thereon remains unpaid; (iii) that this debt be evidenced by a separate promissory note and is to be included in and secured with a third lien that is to be placed on the Diamondhead Property to secure previous advances made to the Company (hereafter "the Third Lien"); (iv) that he be indemnified for any losses sustained on the sale of his common stock in an unrelated publicly-traded company to be sold to cover this advance based on a sales price of approximately $2.65 per share with a cap on the maximum loss per share to be at a sales price of $10.00 per share; and (v) that the Chairman's previous indemnification approved by the Board of Directors on July 24, 2017 with respect to any loss on the sale of the same stock also be capped at a maximum of $10.00 per share.
Proceeds from non-interest bearing advances from related parties	$ 51,000
Subsequent Event | President | Advance 2
Lien Amount	$ 100,000
Short-term Debt, Terms	advanced by the President on behalf of the Company, on the following terms and conditions, namely, that (i) she be paid interest of 15% per annum on the amount advanced and owing and that the full 15% interest per annum is payable during any calendar year in which all or part of the amount advanced and owing or interest due thereon remains unpaid; (ii) the obligation in the maximum principal amount of $100,000 with interest due thereon be treated as a secured debt of the Company, to be evidenced by a separate note and to be secured with a separate lien to be placed on the Diamondhead Property ("the Third Lien") together with the Chairman's Third Lien, as well as a first lien to be placed on the residential lot owned by the Company; (iii) that the Third Lien on the Diamondhead Property also include the two loans ($25,000 and $15,000) and interest due thereon and credit facilities in the maximum amount of $15,000; and (iv) that the foregoing will be treated as advances to be paid out of any subsequent incoming financing obtained by the Company or any amounts recovered by the Company from a defendant in that collection action brought by the Company in the Circuit Court of Montgomery County, Maryland (Case No. 426962-V).
Proceeds from non-interest bearing advances from related parties	$ 3,200